FINANCIAL OBLIGATIONS (Details 3) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Bonds issued		$ 19,102,196	$ 6,401.5		$ 18,568,236
Peso denominated [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Bonds issued		8,447,168			7,741,329
Foreign currency [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Bonds issued		10,655,028			10,826,907
BAC Credomatic [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Bonds issued		$ 1,195,454			1,177,271
Banco de Bogota S.A. [Member] | Peso denominated [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date		23/02/2010
Bonds issued		$ 132,989			248,234
Maturity Date		23/02/2020
Interest Rate		CPI + 5.45% UVR + 5.45%
Banco de Occidente S.A. [Member] | Peso denominated [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date		Between 25/08/2008 and 14/12/2017
Bonds issued		$ 3,271,929			2,811,593
Maturity Date		Between 16/07/2018 and 14/12/2032
Interest Rate		CPI + 2.90% to 7.00% Fixed between 6.18% and 7.85%
Corporacion Financiera Colombiana S.A. [Member] | Peso denominated [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date		Between 20/05/2009 and 08/09/2016
Bonds issued		$ 2,361,702			2,356,272
Maturity Date		Between 11/03/2019 and 08/09/2036
Interest Rate		CPI + 4.00% to 6.9%
Banco Popular S. A. [Member] | Peso denominated [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date		Between 26/02/2013 and 12/09/2017
Bonds issued		$ 1,571,308			1,620,504
Maturity Date		Between 17/02/2018 and 12/10//2026
Interest Rate		CPI + 2.44% to 4.13% IBR +1.32%; DTF + 1.49%: Fixed between 6.62% and 8.10%
Grupo Aval Acciones y Valores [Member] | Peso denominated [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date		03/12/2009 and 28/06/2017
Bonds issued		$ 1,109,240			704,726
Maturity Date		Between 03/12/2019 and 28/06/2042
Interest Rate		CPI + 2.69% to 5.20%
Banco de Bogota S.A. Bajo regla144A. [Member] | Foreign currency [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date		Between 19/02/2013 and 03/08 /2017
Bonds issued		$ 6,459,452			6,656,720
Maturity Date		Between 19/02/2023 and 03/08/2027
Interest Rate		Fixed between 4.38% and 6.25%
El Salvador [Member] | BAC Credomatic [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date		Between 11/02/2013 and 28/11/2017
Bonds issued		$ 635,536			552,861
Maturity Date		Between 27/01/2018 and 25/05/2022
Interest Rate		Between 5.20% and 5.80%
Guatemala [Member] | BAC Credomatic [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	Between 15/02/2016 and 20/12/2017
Bonds issued		$ 400,244			543,441
Maturity Date		Between 04/01/2018 and 25/02/2019
Interest Rate	Between 4.50% and 8.50%
Honduras [Member] | BAC Credomatic [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	Between 23/07/2013 and 06/12/2017
Bonds issued		$ 159,674			68,929
Maturity Date		Between 26/03/2018 and 06/12/2020
Interest Rate	Between 0.50% and 9.50%
Nicaragua [Member] | BAC Credomatic [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Bonds issued		$ 0			12,040
Banco Bogota [Member] | BAC Credomatic [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Bonds issued		7,654,906			7,833,991
Grupo Aval Limited [Member] | BAC Credomatic [Member]
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	19/09/2012
Bonds issued		$ 3,000,122			$ 2,992,916
Maturity Date		26/09/2022
Interest Rate	4.75%

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.